SCHEDULE I - Summary Of Investments - Other Than Investments in Related Parties Summary Of Investments - Other than Investments In Related Parties (Detail) $ in Millions	Dec. 31, 2018 USD ($)
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	$ 32,203.3
Fair Value	33,567.4
Amount At Which Shown In The Balance Sheet	33,567.4
Fixed maturities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	28,255.9
Fair Value	28,111.5
Amount At Which Shown In The Balance Sheet	28,111.5
Fixed maturities | US Government Agencies and Authorities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	9,897.4
Fair Value	9,916.5
Amount At Which Shown In The Balance Sheet	9,916.5
Fixed maturities | State and local government obligations
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,654.6
Fair Value	1,649.1
Amount At Which Shown In The Balance Sheet	1,649.1
Fixed maturities | Public Utilities, Bonds
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	479.6
Fair Value	473.8
Amount At Which Shown In The Balance Sheet	473.8
Fixed maturities | Corporate And Other Debt Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	8,328.9
Fair Value	8,220.5
Amount At Which Shown In The Balance Sheet	8,220.5
Fixed maturities | Asset-backed Securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	7,651.7
Fair Value	7,613.3
Amount At Which Shown In The Balance Sheet	7,613.3
Fixed maturities | Redeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	243.7
Fair Value	238.3
Amount At Which Shown In The Balance Sheet	238.3
Equity securities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	2,151.5
Fair Value	3,660.0
Amount At Which Shown In The Balance Sheet	3,660.0
Equity securities | Utilities
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	81.4
Fair Value	140.4
Amount At Which Shown In The Balance Sheet	140.4
Equity securities | Financials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	226.4
Fair Value	525.8
Amount At Which Shown In The Balance Sheet	525.8
Equity securities | Industrials
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	841.1
Fair Value	1,959.9
Amount At Which Shown In The Balance Sheet	1,959.9
Equity securities | Nonredeemable preferred stocks
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,002.6
Fair Value	1,033.9
Amount At Which Shown In The Balance Sheet	1,033.9
Short-term investments
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Line Items]
Cost	1,795.9
Fair Value	1,795.9
Amount At Which Shown In The Balance Sheet	$ 1,795.9